Leases (Details) - Schedule of Committed to Minimum Lease Payments	6 Months Ended
Jun. 30, 2023 USD ($)
Leases (Details) - Schedule of Committed to Minimum Lease Payments [Line Items]
Total undiscounted lease liabilities	$ 2,570,456
Amount representing implicit interest	(537,281)
Lease obligations	2,033,175
Less than one year [Member]
Leases (Details) - Schedule of Committed to Minimum Lease Payments [Line Items]
Total undiscounted lease liabilities	317,745
One to two years [Member]
Leases (Details) - Schedule of Committed to Minimum Lease Payments [Line Items]
Total undiscounted lease liabilities	632,966
Two to three years [Member]
Leases (Details) - Schedule of Committed to Minimum Lease Payments [Line Items]
Total undiscounted lease liabilities	537,593
Three to four years [Member]
Leases (Details) - Schedule of Committed to Minimum Lease Payments [Line Items]
Total undiscounted lease liabilities	356,609
Four to five years [Member]
Leases (Details) - Schedule of Committed to Minimum Lease Payments [Line Items]
Total undiscounted lease liabilities	224,224
More than five years [Member]
Leases (Details) - Schedule of Committed to Minimum Lease Payments [Line Items]
Total undiscounted lease liabilities	$ 501,319